JPMorgan Fundamental Data Science Large Core ETF
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Aerospace & Defense — 2.2%
Howmet Aerospace, Inc.	1,151	149,319
Northrop Grumman Corp.	227	116,226
		265,545
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	803	88,322
Automobile Components — 0.1%
Aptiv plc (Jersey) *	262	15,589
Automobiles — 1.2%
Tesla, Inc. *	549	142,279
Banks — 4.7%
Bank of America Corp.	3,673	153,274
First Citizens BancShares, Inc., Class A	24	44,499
Truist Financial Corp.	1,741	71,642
Wells Fargo & Co.	4,214	302,523
		571,938
Beverages — 0.9%
Coca-Cola Co. (The)	1,513	108,361
Biotechnology — 3.3%
AbbVie, Inc.	1,163	243,672
Regeneron Pharmaceuticals, Inc.	149	94,500
Vertex Pharmaceuticals, Inc. *	123	59,633
		397,805
Broadline Retail — 4.4%
Amazon.com, Inc. *	2,773	527,591
Building Products — 1.2%
Trane Technologies plc	412	138,811
Capital Markets — 2.5%
Ameriprise Financial, Inc.	256	123,932
CME Group, Inc.	412	109,300
Morgan Stanley	632	73,735
		306,967
Chemicals — 1.3%
Axalta Coating Systems Ltd. *	1,805	59,872
DuPont de Nemours, Inc.	1,113	83,119
Linde plc	38	17,694
		160,685
Communications Equipment — 0.3%
Arista Networks, Inc. *	78	6,044
Motorola Solutions, Inc.	56	24,517
		30,561
Consumer Finance — 1.5%
American Express Co.	656	176,497

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc. *	529	60,359
Costco Wholesale Corp.	48	45,397
Performance Food Group Co. *	716	56,299
Walmart, Inc.	477	41,876
		203,931
Electric Utilities — 2.3%
NextEra Energy, Inc.	1,224	86,769
PG&E Corp.	4,218	72,465
Southern Co. (The)	1,262	116,041
		275,275
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	1,249	81,922
Entertainment — 1.1%
Spotify Technology SA *	147	80,854
Walt Disney Co. (The)	523	51,620
		132,474
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B *	202	107,581
Block, Inc. *	786	42,703
Fidelity National Information Services, Inc.	552	41,223
Mastercard, Inc., Class A	487	266,935
WEX, Inc. *	274	43,024
		501,466
Food Products — 1.0%
Mondelez International, Inc., Class A	1,802	122,266
Ground Transportation — 1.0%
CSX Corp.	4,040	118,897
Health Care Equipment & Supplies — 2.2%
Medtronic plc	967	86,895
Stryker Corp.	484	180,169
		267,064
Health Care Providers & Services — 2.7%
Cigna Group (The)	237	77,973
UnitedHealth Group, Inc.	469	245,639
		323,612
Health Care REITs — 0.3%
Ventas, Inc.	546	37,543
Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill, Inc. *	1,194	59,951
Hilton Worldwide Holdings, Inc.	262	59,618
McDonald's Corp.	383	119,637
Starbucks Corp.	176	17,264
		256,470

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Products — 0.4%
Church & Dwight Co., Inc.	418	46,018
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	625	132,344
Industrial REITs — 0.6%
Prologis, Inc.	679	75,905
Insurance — 2.2%
Arthur J Gallagher & Co.	166	57,310
MetLife, Inc.	767	61,582
Progressive Corp. (The)	509	144,052
		262,944
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	2,217	342,837
Meta Platforms, Inc., Class A	783	451,290
		794,127
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	807	61,735
Life Sciences Tools & Services — 0.7%
Danaher Corp.	424	86,920
Machinery — 1.3%
Deere & Co.	172	80,728
Dover Corp.	453	79,583
		160,311
Media — 1.1%
Comcast Corp., Class A	3,692	136,235
Multi-Utilities — 0.7%
CMS Energy Corp.	1,098	82,471
Oil, Gas & Consumable Fuels — 4.0%
ConocoPhillips	1,152	120,983
EOG Resources, Inc.	1,071	137,345
Exxon Mobil Corp.	1,903	226,324
		484,652
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	3,304	201,511
Elanco Animal Health, Inc. *	2,885	30,293
Eli Lilly & Co.	195	161,052
		392,856
Professional Services — 0.5%
Leidos Holdings, Inc.	425	57,349
Semiconductors & Semiconductor Equipment — 9.7%
Analog Devices, Inc.	98	19,764
Broadcom, Inc.	1,099	184,005
Lam Research Corp.	479	34,823
Marvell Technology, Inc.	178	10,959

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Micron Technology, Inc.	939	81,590
NVIDIA Corp.	6,770	733,733
NXP Semiconductors NV (China)	543	103,203
		1,168,077
Software — 10.0%
Fair Isaac Corp. *	28	51,637
Intuit, Inc.	166	101,922
Microsoft Corp.	2,259	848,006
Oracle Corp.	268	37,469
Salesforce, Inc.	496	133,107
Synopsys, Inc. *	78	33,450
		1,205,591
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	487	69,782
Specialty Retail — 2.5%
AutoZone, Inc. *	22	83,881
Lowe's Cos., Inc.	626	146,002
TJX Cos., Inc. (The)	568	69,183
		299,066
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	3,336	741,026
Hewlett Packard Enterprise Co.	3,464	53,449
Seagate Technology Holdings plc	929	78,919
		873,394
Tobacco — 1.9%
Philip Morris International, Inc.	1,409	223,651
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.	351	93,615
Total Common Stocks (Cost $11,369,290)		11,958,914
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b) (Cost $80,131)	80,131	80,131
Total Investments — 100.0% (Cost $11,449,421)		12,039,045
Other Assets in Excess of Liabilities — 0.0% ^		4,857
NET ASSETS — 100.0%		12,043,902

Percentages indicated are based on net assets.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,039,045	$—	$—	$12,039,045

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (b) (c)	$—	$560,334	$480,203	$—	$—	$80,131	80,131	$3,692	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.